Labor Obligations - Sensitivity analysis (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average duration period of the benefit obligation	13 years 4 months 13 days	14 years 18 days	14 years 3 months 3 days
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 21,010
Decrease in benefit obligation	$ 19,689
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 21,457
Decrease in benefit obligation	$ 19,333